Other Current Assets and Other Current Financial Assets - Other Current Assets (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Current Assets [abstract]
Prepaid expenses	$ 3,115	$ 2,424
Recoverable taxes		5
Agreements with customers	111	115
Licenses	218	261
Assets classified as held for sale	10	30
Other	77	84
Other current assets	$ 3,531	$ 2,919